Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments		$ (2,448)		$ (5,404)
Realized loss on financial instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments		2,448		5,404
Unrealized gain on financial instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments		1,985		5,177
Other comprehensive income | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 29,720	(4,646)	$ 89,100	(204)
Interest expense | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 1,004	$ 1,297	$ 4,295	$ 2,491